UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED INTERNATIONAL FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (95.60%)
CONSUMER DISCRETIONARY – (8.37%)
Automobiles & Components – (0.66%)
Harley-Davidson, Inc.	840,100	$41,232,108
Consumer Durables & Apparel – (0.36%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	150,400	9,430,198
Hunter Douglas NV (Netherlands)	295,596	12,812,679
		22,242,877
Media – (1.77%)
Grupo Televisa S.A.B., ADR (Mexico)	525,400	11,075,432
Walt Disney Co.	2,264,500	99,139,810
		110,215,242
Retailing – (5.58%)
Bed Bath & Beyond Inc. *	2,630,000	172,975,100
CarMax, Inc. *	1,018,800	35,301,420
Expedia, Inc.	635,950	21,259,809
Groupon, Inc. *	363,500	6,681,130
Li & Fung Ltd. (Hong Kong)	10,481,000	24,051,280
Liberty Interactive Corp., Series A *	1,732,250	33,068,652
Netflix Inc. *	268,600	30,899,744
Tiffany & Co.	177,000	12,236,010
TripAdvisor Inc. *	299,780	10,693,153
		347,166,298
	Total Consumer Discretionary	520,856,525
CONSUMER STAPLES – (16.12%)
Food & Staples Retailing – (10.84%)
Costco Wholesale Corp.	3,080,364	279,697,051
CVS Caremark Corp.	8,101,945	362,967,136
Sysco Corp.	515,000	15,377,900
Walgreen Co.	492,000	16,477,080
		674,519,167
Food, Beverage & Tobacco – (5.14%)
Coca-Cola Co.	1,100,240	81,428,762
Diageo PLC (United Kingdom)	4,173,444	100,298,301
Heineken Holding NV (Netherlands)	1,017,304	47,622,908
Kraft Foods Inc., Class A	438,220	16,656,742
Nestle S.A. (Switzerland)	70,600	4,442,318
Philip Morris International Inc.	612,767	54,297,284
Unilever NV, NY Shares (Netherlands)	439,300	14,949,379
		319,695,694
Household & Personal Products – (0.14%)
Natura Cosmeticos S.A. (Brazil)	400,300	8,705,749
	Total Consumer Staples	1,002,920,610
ENERGY – (11.37%)
Canadian Natural Resources Ltd. (Canada)	4,828,900	160,222,902
China Coal Energy Co., Ltd. - H (China)	26,623,100	29,895,298
Devon Energy Corp.	982,421	69,869,782
EOG Resources, Inc.	1,820,100	202,213,110
Occidental Petroleum Corp.	1,503,380	143,166,877

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	4,027,100	$33,311,901
Schlumberger Ltd.	332,480	23,250,326
Transocean Ltd.	831,124	45,462,483
	Total Energy	707,392,679
FINANCIALS – (33.74%)
Banks – (5.82%)
Commercial Banks – (5.82%)
Wells Fargo & Co.	10,602,379	361,965,219
Diversified Financials – (16.18%)
Capital Markets – (9.54%)
Ameriprise Financial, Inc.	532,207	30,404,986
Bank of New York Mellon Corp.	12,754,600	307,768,498
Brookfield Asset Management Inc., Class A (Canada)	1,779,350	56,174,079
Charles Schwab Corp.	2,252,000	32,361,240
Goldman Sachs Group, Inc.	229,200	28,505,604
Julius Baer Group Ltd. (Switzerland)	3,430,790	138,493,395
		593,707,802
Consumer Finance – (5.67%)
American Express Co.	6,101,270	353,019,482
Diversified Financial Services – (0.97%)
CME Group Inc.	43,000	12,441,190
JPMorgan Chase & Co.	297,270	13,668,475
Visa Inc., Class A	289,500	34,161,000
		60,270,665
		1,006,997,949
Insurance – (10.70%)
Insurance Brokers – (0.16%)
Aon PLC	198,000	9,713,880
Multi-line Insurance – (3.43%)
Fairfax Financial Holdings Ltd. (Canada)	82,850	33,358,724
Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	39,220	15,829,946
Loews Corp.	4,113,100	163,989,297
		213,177,967
Property & Casualty Insurance – (5.50%)
ACE Ltd.	586,500	42,931,800
Berkshire Hathaway Inc., Class A *	1,054	128,482,600
Markel Corp. *	21,700	9,741,998
Progressive Corp.	6,960,600	161,346,708
		342,503,106
Reinsurance – (1.61%)
Alleghany Corp. *	275,568	90,689,429
Everest Re Group, Ltd.	103,900	9,612,828
		100,302,257
		665,697,210
Real Estate – (1.04%)
Hang Lung Group Ltd. (Hong Kong)	10,172,000	65,035,935
	Total Financials	2,099,696,313

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (7.63%)
Health Care Equipment & Services – (2.73%)
Baxter International Inc.	288,780	$17,263,268
Becton, Dickinson and Co.	247,610	19,226,917
Express Scripts Holding Co. *	2,460,000	133,258,200
		169,748,385
Pharmaceuticals, Biotechnology & Life Sciences – (4.90%)
Agilent Technologies, Inc.	529,540	23,569,826
Johnson & Johnson	1,545,350	101,931,286
Merck & Co., Inc.	3,139,073	120,540,403
Pfizer Inc.	849,600	19,251,936
Roche Holding AG - Genusschein (Switzerland)	229,500	39,940,678
		305,234,129
	Total Health Care	474,982,514
INDUSTRIALS – (5.21%)
Capital Goods – (1.19%)
Lockheed Martin Corp.	548,400	49,279,224
PACCAR Inc.	528,000	24,720,960
		74,000,184
Commercial & Professional Services – (1.40%)
Iron Mountain Inc.	3,015,650	86,850,720
Transportation – (2.62%)
China Merchants Holdings International Co., Ltd. (China)	25,653,019	85,724,236
China Shipping Development Co., Ltd. - H (China)	16,469,500	11,410,127
Kuehne & Nagel International AG (Switzerland)	476,010	64,385,533
LLX Logistica S.A. (Brazil)*	855,360	1,588,469
		163,108,365
	Total Industrials	323,959,269
INFORMATION TECHNOLOGY – (7.37%)
Semiconductors & Semiconductor Equipment – (1.79%)
Intel Corp.	750,500	21,081,545
Texas Instruments Inc.	2,685,790	90,269,402
		111,350,947
Software & Services – (5.16%)
Activision Blizzard, Inc.	2,906,500	37,261,330
Google Inc., Class A *	297,500	190,768,900
Microsoft Corp.	1,855,400	59,818,096
Oracle Corp.	1,143,700	33,338,855
		321,187,181
Technology Hardware & Equipment – (0.42%)
Hewlett-Packard Co.	1,109,580	26,441,291
	Total Information Technology	458,979,419
MATERIALS – (5.62%)
Air Products and Chemicals, Inc.	441,800	40,557,240
BHP Billiton PLC (United Kingdom)	1,231,000	37,558,402
Ecolab Inc.	516,800	31,896,896
Martin Marietta Materials, Inc.	282,330	24,175,918
Monsanto Co.	1,084,600	86,507,696
Potash Corp. of Saskatchewan Inc. (Canada)	955,900	43,675,071

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2012 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
Praxair, Inc.	229,700	$26,332,808
Rio Tinto PLC (United Kingdom)	662,587	36,521,002
Sealed Air Corp.	1,151,500	22,235,465
Sino-Forest Corp. (Canada)*	4,770,230	0
Sino-Forest Corp., Restricted (Canada)*(b)	145,700	0
	Total Materials	349,460,498
TELECOMMUNICATION SERVICES – (0.17%)
America Movil SAB de C.V., Series L, ADR (Mexico)	432,540	10,739,968
	Total Telecommunication Services	10,739,968
	TOTAL COMMON STOCK – (Identified cost $3,671,503,604)	5,948,987,795
CONVERTIBLE BONDS – (0.06%)
MATERIALS – (0.06%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (b)(c)	$15,365,000	3,918,075
	TOTAL CONVERTIBLE BONDS – (Identified cost $15,365,000)	3,918,075
SHORT-TERM INVESTMENTS – (3.98%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.12%, 04/02/12, dated 03/30/12, repurchase value of $82,057,821 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.075%-5.00%, 11/01/26-03/01/41, total market value $83,698,140)	82,057,000	82,057,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.18%, 04/02/12, dated 03/30/12, repurchase value of $165,388,481 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 04/16/12-01/15/48, total market value $168,693,720)	165,386,000	165,386,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $247,443,000)	247,443,000
Total Investments – (99.64%) – (Identified cost $3,934,311,604) – (d)		6,200,348,870
Other Assets Less Liabilities – (0.36%)		22,465,087
	Net Assets – (100.00%)	$6,222,813,957
ADR: American Depositary Receipt

*	Non-Income producing security.
(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $15,829,946 or 0.25% of the Fund's net assets as of March 31, 2012.

(b)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $19,748,021 or 0.31% of the Fund's net assets as of March 31, 2012.

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2012 (Unaudited)

(c)
This security is in default. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of March 31, 2012, the value of defaulted securities amounted to $3,918,075 (cost: $15,365,000) or 0.06% of the Fund's net assets.

(d)	Aggregate cost for federal income tax purposes is $3,938,030,619. At March 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$2,469,875,001
	Unrealized depreciation	(207,556,750)
	Net unrealized appreciation	$2,262,318,251

Please refer to "Notes to Schedule of Investments" on page 11 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (99.30%)
CONSUMER DISCRETIONARY – (8.08%)
Consumer Durables & Apparel – (5.75%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	52,430	$3,287,402
Hunter Douglas NV (Netherlands)	14,212	616,023
		3,903,425
Media – (2.14%)
Grupo Televisa S.A.B., ADR (Mexico)	68,870	1,451,780
Retailing – (0.19%)
Vipshop Holdings Ltd., ADS (China)*	30,370	133,324
	Total Consumer Discretionary	5,488,529
CONSUMER STAPLES – (12.97%)
Food & Staples Retailing – (3.04%)
Brazil Pharma S.A., 144A (Brazil)*(a)	351,380	2,059,638
Food, Beverage & Tobacco – (9.93%)
Heineken Holding NV (Netherlands)	72,435	3,390,889
Lindt & Spruengli AG - Participation Certificate (Switzerland)	627	2,014,291
Nestle S.A. (Switzerland)	21,270	1,338,358
		6,743,538
	Total Consumer Staples	8,803,176
ENERGY – (5.56%)
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	156,080	1,291,083
Tenaris S.A., ADR (Argentina)	64,970	2,483,803
	Total Energy	3,774,886
FINANCIALS – (16.87%)
Banks – (4.59%)
Commercial Banks – (4.59%)
Banco Santander Brasil S.A., ADS (Brazil)	21,530	197,430
China CITIC Bank Corp. Ltd. - H (China)	1,444,800	867,005
China Merchants Bank Co., Ltd. - H (China)	999,400	2,043,702
Itau Unibanco Holding S.A., ADR (Brazil)	290	5,565
		3,113,702
Diversified Financials – (5.46%)
Capital Markets – (1.83%)
Brookfield Asset Management Inc., Class A (Canada)	10,910	344,429
CETIP S.A. - Mercados Organizados (Brazil)	54,300	901,306
		1,245,735
Diversified Financial Services – (3.63%)
Groupe Bruxelles Lambert S.A. (Belgium)	13,570	1,050,426
Pargesa Holding S.A., Bearer Shares (Switzerland)	7,630	548,562
RHJ International (Belgium)*	146,520	865,682
		2,464,670
		3,710,405
Insurance – (1.51%)
Insurance Brokers – (0.41%)
CNinsure, Inc., ADR (China)*	44,050	275,313
Multi-line Insurance – (1.10%)
Fairfax Financial Holdings Ltd. (Canada)	1,860	748,910
		1,024,223

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (5.31%)
Hang Lung Group Ltd. (Hong Kong)	564,400	$3,608,561
	Total Financials	11,456,891
HEALTH CARE – (14.68%)
Health Care Equipment & Services – (6.93%)
Essilor International S.A. (France)	27,130	2,418,128
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	430,300	487,620
Sinopharm Group Co. - H (China)	645,900	1,800,740
		4,706,488
Pharmaceuticals, Biotechnology & Life Sciences – (7.75%)
Roche Holding AG - Genusschein (Switzerland)	24,050	4,185,505
Sinovac Biotech Ltd. (China)*	530,590	1,077,098
		5,262,603
	Total Health Care	9,969,091
INDUSTRIALS – (24.37%)
Capital Goods – (11.49%)
ABB Ltd., ADR (Switzerland)	62,460	1,274,809
Schindler Holding AG - Participation Certificate (Switzerland)	21,220	2,552,888
Schneider Electric S.A. (France)	49,780	3,252,523
Shanghai Electric Group Co. Ltd. - H (China)	1,422,600	723,615
		7,803,835
Commercial & Professional Services – (2.79%)
Nielsen Holdings NV *	62,790	1,892,490
Transportation – (10.09%)
China Merchants Holdings International Co., Ltd. (China)	530,712	1,773,471
China Shipping Development Co., Ltd. - H (China)	696,600	482,607
Kuehne & Nagel International AG (Switzerland)	32,950	4,456,846
LLX Logistica S.A. (Brazil)*	73,780	137,015
		6,849,939
	Total Industrials	16,546,264
INFORMATION TECHNOLOGY – (4.30%)
Software & Services – (4.30%)
NetEase.com Inc., ADR (China)*	31,600	1,835,960
Youku Inc., ADR (China)*	49,330	1,084,767
		2,920,727
	Total Information Technology	2,920,727
MATERIALS – (8.28%)
BHP Billiton PLC (United Kingdom)	29,000	884,804
Greatview Aseptic Packaging Co., Ltd. (China)*	3,557,300	1,873,577
Potash Corp. of Saskatchewan Inc. (Canada)	24,470	1,118,034
Rio Tinto PLC (United Kingdom)	16,030	883,555
Sino-Forest Corp. (Canada)*	214,500	0
Vale S.A., ADR (Brazil)	37,890	859,724
	Total Materials	5,619,694
TELECOMMUNICATION SERVICES – (4.19%)
America Movil SAB de C.V., Series L, ADR (Mexico)	114,530	2,843,780
	Total Telecommunication Services	2,843,780
TOTAL COMMON STOCK – (Identified cost $76,610,227)		67,423,038

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	March 31, 2012 (Unaudited)

	Shares/Principal	Value
PREFERRED STOCK – (0.17%)
MATERIALS – (0.17%)
MMX Mineracao e Metalicos S.A. (Brazil)*	58,250	$116,471
	TOTAL PREFERRED STOCK – (Identified cost $99,831)	116,471
SHORT-TERM INVESTMENTS – (0.45%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.12%, 04/02/12, dated 03/30/12, repurchase value of $101,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.075%-5.00%, 11/01/26-03/01/41, total market value $103,020)	$101,000	101,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.18%, 04/02/12, dated 03/30/12, repurchase value of $205,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 04/16/12-01/15/48, total market value $209,100)	205,000	205,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $306,000)	306,000
Total Investments – (99.92%) – (Identified cost $77,016,058) – (b)		67,845,509
Other Assets Less Liabilities – (0.08%)		55,348
	Net Assets – (100.00%)	$67,900,857
ADR: American Depositary Receipt
ADS: American Depositary Share

*	Non-Income producing security.
(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $2,059,638 or 3.04% of the Fund's net assets as of March 31, 2012.

(b)	Aggregate cost for federal income tax purposes is $77,975,862. At March 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$2,039,974
	Unrealized depreciation	(12,170,327)
Net unrealized depreciation		$(10,130,353)
Please refer to "Notes to Schedule of Investments" on page 11 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST – SELECTED DAILY GOVERNMENT FUND	March 31, 2012 (Unaudited)

	Principal	Value
FANNIE MAE – (11.81%)
1.00%, 04/04/12	$771,000	$771,052
0.2318%, 07/26/12 (a)	1,000,000	1,000,096
0.32%, 09/13/12 (a)	1,000,000	1,000,594
0.2718%, 10/18/12 (a)	315,000	315,195
TOTAL FANNIE MAE – (Identified cost $3,086,937)		3,086,937
FDIC STRUCTURED SALE GUARANTEED NOTES – (5.08%)
Class A-2, 144A, 0.1998%, 10/25/12 (b)(c)	1,330,000	1,328,139
TOTAL FDIC STRUCTURED SALE GUARANTEED NOTES – (Identified cost $1,328,139)		1,328,139
FEDERAL FARM CREDIT BANK – (13.12%)
0.15%, 04/20/12 (a)	500,000	500,000
3.45%, 05/16/12	106,000	106,431
5.07%, 05/21/12	100,000	100,675
2.125%, 06/18/12	170,000	170,722
0.34%, 06/21/12 (a)	150,000	150,030
0.376%, 07/02/12 (a)	300,000	300,060
0.186%, 07/27/12 (a)	1,000,000	1,000,000
0.216%, 10/19/12 (a)	600,000	599,967
0.176%, 01/28/13 (a)	500,000	499,547
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $3,427,432)		3,427,432
FEDERAL HOME LOAN BANK – (23.15%)
5.375%, 06/08/12	180,000	181,751
0.14%, 06/22/12 (a)	2,000,000	1,999,886
0.145%, 07/02/12 (a)	500,000	500,000
0.14%, 07/18/12 (a)	1,000,000	1,000,000
2.50%, 08/10/12	100,000	100,819
4.625%, 08/15/12	160,000	162,623
1.75%, 08/22/12	600,000	603,761
0.19%, 11/21/12	500,000	500,185
0.30%, 01/11/13	500,000	500,000
0.25%, 03/28/13	500,000	499,906
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $6,048,931)		6,048,931
FREDDIE MAC – (3.75%)
0.2218%, 05/11/12 (a)	500,000	500,017
1.75%, 06/15/12	479,000	480,590
TOTAL FREDDIE MAC – (Identified cost $980,607)		980,607
OTHER AGENCIES – (3.36%)
AID - Israel, 0.3489%, 05/15/12 (Israel) (c)	500,000	499,791
Tennessee Valley Authority, 6.79%, 05/23/12	374,000	377,544
TOTAL OTHER AGENCIES – (Identified cost $877,335)		877,335

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST – SELECTED DAILY GOVERNMENT FUND - (CONTINUED)	March 31, 2012 (Unaudited)

	Principal	Value
PRIVATE EXPORT FUNDING – (1.04%)
5.685%, 05/15/12	$270,000	$271,785
TOTAL PRIVATE EXPORT FUNDING – (Identified cost $271,785)		271,785
REPURCHASE AGREEMENTS – (38.53%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.12%, 04/02/12, dated 03/30/12, repurchase value of $3,339,033 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.075%-5.00%, 11/01/26-03/01/41, total market value $3,405,780)	3,339,000	3,339,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.18%, 04/02/12, dated 03/30/12, repurchase value of $6,729,101 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 04/16/12-01/15/48, total market value $6,863,580)	6,729,000	6,729,000
TOTAL REPURCHASE AGREEMENTS – (Identified cost $10,068,000)		10,068,000
Total Investments – (99.84%) – (Identified cost $26,089,166) – (d)		26,089,166
Other Assets Less Liabilities – (0.16%)		41,908
	Net Assets – (100.00%)	$26,131,074

(a)
The interest rates on floating rate securities, shown as of March 31, 2012, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $1,328,139 or 5.08% of the Fund's net assets as of March 31, 2012.

(c)	Zero coupon bonds reflect the effective yield on the date of purchase.
(d)	Aggregate cost for federal income tax purposes is $26,089,166.

Please refer to "Notes to Schedule of Investments" on page 11 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
March 31, 2012 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to, pricing securities at a discount of a last traded price, which could mean marking a security to zero.  The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices on comparable securities, and sale prices to the prior or current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Selected Daily Government Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940 ("40 Act"), securities are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the 40 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2012 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following is a summary of the inputs used as of March 31, 2012 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected		Selected		Selected Daily
	American		International		Government
	Shares		Fund		Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$520,856,525		$5,488,529		$–
Consumer staples	1,002,920,610		8,803,176		–
Energy	707,392,679		3,774,886		–
Financials	2,099,696,313		11,456,891		–
Health care	474,982,514		9,969,091		–
Industrials	323,959,269		16,546,264		–
Information technology	458,979,419		2,920,727		–
Materials	349,460,498		5,736,165		–
Telecommunication services	10,739,968		2,843,780		–
Total Level 1	5,948,987,795		67,539,509		–

Level 2 – Other Significant Observable Inputs:
Short-term debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies	–		–		16,021,166
Convertible debt securities	3,918,075		–		–
Short-term securities	247,443,000		306,000		10,068,000
Total Level 2	251,361,075		306,000		26,089,166

Level 3 – Significant Unobservable Inputs:
Equity securities:
Materials	–	a	–	a	–
Total Level 3	–		–		–
Total Investments	$6,200,348,870		$67,845,509		$26,089,166
a Includes securities valued at zero.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2012:

	Selected American Shares	Selected International Fund
Investment Securities:
Beginning balance	$3,391,994	$148,005
Increase in unrealized depreciation	(3,391,994)	(148,005)
Ending balance	$0	$0

Increase in unrealized depreciation during the period on Level 3 securities still held at March 31, 2012	$(3,391,994)	$(148,005)

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2012 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value.  Note that these amounts exclude any valuations provided by a pricing service or broker.

	Selected American Shares	Selected International Fund
Assets Table Investments at Value:
Equity Securities:
Fair value at March 31, 2012	$ – a	$ – a
Valuation technique	Discount applied to the last traded price	Discount applied to the last traded price
Unobservable input	Discount rate	Discount rate
Amount	100%	100%

a Includes securities valued at zero.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED INTERNATIONAL FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2012

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 30, 2012